                 AIM BALANCED FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" of the prospectus:

     "The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at a least 25% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Balanced Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM BASIC BALANCED FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" of the prospectus:

"The fund may also invest in credit derivatives."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                     CLASS A      CLASS B     CLASS C      CLASS R
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 4.75%(1)        None        None        None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                        None(2,3)      5.00%       1.00%        None(4)
--------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
--------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                CLASS A       CLASS B     CLASS C     CLASS R
--------------------------------------------------------------------------------------------------
Management Fees                                   0.65%          0.65%      0.65%       0.65%
Distribution and/or Service (12b-1) Fees(6)       0.25           1.00       1.00        0.50
Other Expenses                                    0.49           0.49       0.49        0.49
Total Annual Fund Operating Expenses              1.39           2.14       2.14        1.64
Fee Waivers(7)                                    0.03           0.03       0.03        0.03
Net Annual Fund Operating Expenses(8,9)           1.36           2.11       2.11        1.61
--------------------------------------------------------------------------------------------------

1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

3 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

5 There is no guarantee that actual expenses will be the same as those shown in the table.

6 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

7 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation").

8 The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for the fund's Class A, Class B, Class C and Class R shares to 1.40%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales, (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees;
         (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expenses offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

9 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items on
         Note 6 and Note 7 above and net of this arrangement were 1.34%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS      5 YEARS    10 YEARS
                     ---------------------------------------------------------
                     Class A       $   607   $  885      $  1,184    $   2,050
                     Class B           714      961         1,334        2,268
                     Class C           314      661         1,134        2,459
                     Class R           164      508           876        1,930
                     ---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR   3 YEARS       5 YEARS   10 YEARS
                     ---------------------------------------------------------
                     Class A       $   607   $  885      $  1,184    $   2,050
                     Class B           214      661         1,134        2,268
                     Class C           214      661         1,134        2,459
                     Class R           164      508           876        1,930
                     ---------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
                                       3

CLASS A -
ANNUAL
EXPENSE
RATIO 1.36%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%     42.98%
End of Year
Balance       $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79 $14,297.96
Estimated
Annual
Expenses      $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33 $   191.04
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.11%     YEAR 1     YEAR 2       YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7       YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            2.89%       5.86%       8.92%       12.07%     15.31%      18.64%      22.07%      25.60%      30.17%     34.91%
End of Year
Balance       $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $13,017.06 $13,490.88
Estimated
Annual
Expenses      $   214.05  $   220.23  $   226.60  $   233.15  $   239.89      246.82  $   253.95  $   261.29  $   173.92 $   180.25
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.11%      YEAR 1     YEAR 2     YEAR 3      YEAR 4       YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            2.89%       5.86%       8.92%      12.07%      15.31%      18.64%      22.07%      25.60%      29.23%     32.96%
End of Year
Balance       $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $12,922.86 $13,296.33
Estimated
Annual
Expenses      $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29  $   268.84 $   276.61
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.61%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%     39.57%
End of Year
Balance       $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16 $13,956.78
Estimated
Annual
Expenses      $   163.73  $   169.28  $   175.02  $   180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77 $   221.02"
-----------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Basic Balanced Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

      AIM BASIC BALANCED FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005,
                             as revised May 16, 2005

The following is added to the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" of the prospectus:

"The fund may also invest in credit derivatives."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE " in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
(fees paid directly from                         CLASS A      CLASS B     CLASS C     CLASS R      INVESTOR
your investment)                                                                                    CLASS
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75%(1)        None        None        None        None

Maximum Deferred Sales charge
(Load) (as a percentage of original
purchase price or redemption proceeds,
whichever is less)                              None(2,3)       5.00%       1.00%       None(4)     None
------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(5)
------------------------------------------------------------------------------------------------------------
(expenses that are deducted                       CLASS A     CLASS B     CLASS C      CLASS R    INVESTOR
from fund assets)                                                                                   CLASS
------------------------------------------------------------------------------------------------------------
Management Fees                                    0.65%       0.65%        0.65%       0.65%        0.65%
Distribution and/or Service (12b-1) Fees(6)        0.25        1.00         1.00        0.50         0.25
Other Expenses(7)                                  0.49        0.49         0.49        0.49         0.49
Total Annual Fund Operating Expenses               1.39        2.14         2.14        1.64         1.39
Fee Waiver(8)                                      0.03        0.03         0.03        0.03         0.03
Net Annual Fund Operating Expenses(9,10)           1.36        2.11         2.11        1.61         1.36
------------------------------------------------------------------------------------------------------------

1 Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

2 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

3 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

5 There is no guarantee that actual expenses will be the same as those shown in the table.

6 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

7 Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

8 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation").

9 The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for the fund's Class A, Class B, Class C and Class R shares to 1.40%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales, (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees;
         (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expenses offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

10 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 6 and Note 8 above and net of this arrangement were 1.34%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS    5 YEARS     10 YEARS
               -----------------------------------------------------------------
               Class A                $   607   $  885    $   1,184    $   2,050
               Class B                    714      961        1,334        2,268
               Class C                    314      661        1,134        2,459
               Class R                    164      508          876        1,930
               Investor Class             138      431          745        1,654
               -----------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
               -----------------------------------------------------------------
               Class A             $   607    $  885    $   1,184    $   2,050
               Class B                 214       661        1,134        2,268
               Class C                 214       661        1,134        2,459
               Class R                 164       508          876        1,930
               Investor Class          138       431          745        1,654
               -----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.36%      YEAR 1     YEAR 2     YEAR 3      YEAR 4       YEAR 5       YEAR 6      YEAR 7     YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%     42.98%
End of Year
Balance       $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79 $14,297.96
Estimated
Annual
Expenses      $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33 $   191.04
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.11%      YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5       YEAR 6    YEAR 7      YEAR 8     YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before              5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Expenses
Cumulative
Return After        2.89%       5.86%       8.92%      12.07%      15.31%      18.64%      22.07%      25.60%      30.17%     34.91%
Expenses
End of Year
Balance       $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $13,017.06 $13,490.88
Estimated
Annual
Expenses      $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29  $   173.92 $   180.25
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.11%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before              5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Expenses
Cumulative
Return After        2.89%       5.86%       8.92%      12.07%      15.31%      18.64%      22.07%      25.60%      29.23%     32.96%
Expenses
End of Year
Balance       $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $12,922.86 $13,296.33
Estimated
Annual
Expenses      $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29  $   268.84 $   276.61
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.61%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%     39.57%
End of Year
Balance       $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16 $13,956.78
Estimated
Annual
Expenses      $   163.73      169.28  $   175.02      180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77 $   221.02
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS
- ANNUAL
EXPENSE
RATIO 1.36%      YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5       YEAR 6     YEAR 7     YEAR 8       YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%     42.98%
End of Year
Balance       $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79 $14,297.96
Estimated
Annual
Expenses      $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33 $   191.04"
-----------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Basic Balanced Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM EUROPEAN SMALL COMPANY FUND - CLASS A, B, AND C SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

         SHAREHOLDER FEES

         (fees paid directly
          from your investment)                    CLASS A           CLASS B           CLASS C
         --------------------------------------------------------------------------------------
         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of offering price)       5.50               None              None

         Maximum Deferred Sales Charge
         (Load) (as a percentage of original
         purchase price or redemption
         proceeds, whichever is less)             None(1,2)           5.00%             1.00%

         Redemption/Exchange Fee
         (as a percentage of amount
         redeemed/exchanged)                       2.00%(3)           2.00%(3)          2.00%(3)
         ---------------------------------------------------------------------------------------




         ANNUAL FUND OPERATING EXPENSES(4)
         ------------------------------------------------------------------------------------
        (expenses that are deducted
         from fund assets)                               CLASS A       CLASS B        CLASS C
         ------------------------------------------------------------------------------------
         Management Fees                                  0.95%         0.95%           0.95%
         Distribution and/or Service (12b-1) Fees(5)      0.25          1.00            1.00
         Other Expenses                                   0.73          0.73            0.73
         Total Annual Fund Operating Expenses             1.93          2.68            2.68
         Fee Waivers(6)                                   0.01          0.01            0.01
         Net Annual Fund Operating Expenses(7)            1.92          2.67            2.67
         ------------------------------------------------------------------------------------


1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees or reimburse expenses necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.65% and 2.65% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.90%, 2.65% and 2.65% for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    ------------------------------------------------------
                    Class A       $   734    $ 1,122    $ 1,534    $ 2,679
                    Class B           770      1,131      1,619      2,831
                    Class C           370        831      1,419      3,012
                    ------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS
                    ------------------------------------------------------
                    Class A       $   734    $ 1,122    $ 1,534    $ 2,679
                    Class B           270        831      1,419      2,831
                    Class C           270        831      1,419      3,012
                    ------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO
1.92%            YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7     YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.08%       6.25%       9.53%      12.90%      16.38%      19.96%      23.66%      27.47%      31.39%     35.44%
End of Year
Balance       $10,308.00  $10,625.49  $10,952.75  $11,290.10  $11,637.83  $11,996.28  $12,365.76  $12,746.63  $13,139.22 $13,543.91
Estimated
Annual
Expenses      $   194.96  $   200.96  $   207.15  $   213.53  $   220.11  $   226.89  $   233.88  $   241.08  $   248.50 $   256.16
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B--
ANNUAL
EXPENSE
RATIO
2.67%            YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            2.33%       4.71%       7.15%       9.65%      12.21%      14.82%      17.50%      20.23%      23.94%     27.75%
End of Year
Balance       $10,233.00  $10,471.43  $10,715.41  $10,965.08  $11,220.57  $11,482.01  $11,749.54  $12,023.30  $12,393.62 $12,775.34
Estimated
Annual
Expenses      $   270.11  $   276.40  $   282.84  $   289.43  $   296.18  $   303.08  $   310.14  $   317.37  $   234.40 $   241.62
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C--
ANNUAL
EXPENSE
RATIO
2.67%            YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7     YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After               2.33%       4.71%       7.15%       9.65%      12.21%      14.82%      17.50%      20.23%      23.03%     25.90%
Expenses
End of Year
Balance       $10,233.00  $10,471.43  $10,715.41  $10,965.08  $11,220.57  $11,482.01  $11,749.54  $12,023.30  $12,303.45 $12,590.12
Estimated
Annual
Expenses      $   270.11  $   276.40  $   282.84  $   289.43  $   296.18  $   303.08  $   310.14  $   317.37     $324.76 $   332.33"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM GLOBAL VALUE FUND - CLASS A, B, AND C SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

    SHAREHOLDERS FEES
    ------------------------------------------------------------------------------------
    (fees paid directly from
    your investment)                          CLASS A            CLASS B        CLASS C
    ------------------------------------------------------------------------------------
    Maximum Sales Charge (Load)
    Imposed on Purchases
    (as a percentage of offering price)         5.50%             None          None
    Maximum Deferred Sales Charge
    (Load) (as a percentage of original
    purchase price or redemption
    proceeds, whichever is less)                None(1,2)         5.00%         1.00%
    Redemption Exchange Fee
    (as a percentage of amount
    redeemed/exchanged)                         2.00(3)           2.00%(3)      2.00%(3)
    ------------------------------------------------------------------------------------


    ANNUAL FUND OPERATING EXPENSES(4)
    ------------------------------------------------------------------------------------
    (expenses that are deducted
    from fund assets)                             CLASS A      CLASS B          CLASS C
    -------------------------------------------------------------------------------------
    Management Fees                                0.85%        0.85%           0.85%
    Distribution and/or Service (12b-1) Fees(5)    0.25         1.00            1.00
    Other Expenses                                 1.00         1.00            1.00
    Total Annual Fund Operating Expenses           2.10         2.85            2.85
    Fee Waivers(6)                                 0.14         0.14            0.14
    Net Annual Fund Operating Expenses(7)          1.96         2.71            2.71
    ------------------------------------------------------------------------------------


1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fees" for more information.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees or reimburse expenses necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.65% and 2.65% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.90%, 2.65% and 2.65% for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expense are reimbursed voluntarily, your expense will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR        3 YEARS      5 YEARS     10 YEARS
             ----------------------------------------------------------------
             Class A        $   738      $   1,159    $   1,605     $   2,837
             Class B            774          1,170        1,691         2,988
             Class C            374            870        1,491         3,166
             ----------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR       3 YEARS      5 YEARS      10 YEARS
             ----------------------------------------------------------------
             Class A        $   738     $   1,159    $   1,605      $   2,837
             Class B            274           870        1,491          2,988
             Class C            274           870        1,491          3,166
             ----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO
1.96%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6      EAR 7      YEAR 8       YEAR 9   YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      30.93%     34.91%
End of Year
Balance       $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,093.41 $13,491.45
Estimated
Annual
Expenses      $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   252.85 $   260.53
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO
2.71%           YEAR 1      YEAR 2       YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8       YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            2.29%       4.63%       7.03%       9.48%      11.99%      14.55%      17.17%      19.86%      23.50%     27.26%
End of Year
Balance       $10,229.00  $10,463.24  $10,702.85  $10,947.95  $11,198.66  $11,455.10  $11,717.43  $11,985.76  $12,350.12 $12,725.57
Estimated
Annual
Expenses      $   274.10  $   280.38  $   286.80  $   293.37  $   300.09  $   306.96  $   313.99  $   321.18  $   238.49 $   245.74
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO
2.71%            YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8       YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            2.29%       4.63%       7.03%       9.48%      11.99%      14.55%      17.17%      19.86%      22.60%     25.41%
End of Year
Balance       $10,229.00  $10,463.24  $10,702.85  $10,947.95  $11,198.66  $11,455.10  $11,717.43  $11,985.76  $12,260.23 $12,540.99
Estimated
Annual
Expenses      $   274.10  $   280.38  $   286.80  $   293.37  $   300.09  $   306.96  $   313.99  $   321.18  $   328.53 $   336.06"
-----------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

         AIM INTERNATIONAL SMALL COMPANY FUND - CLASS A, B, AND C SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" IN THE PROSPECTUS:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

    SHAREHOLDER FEES

         ------------------------------------------------------------------------------------------
         (fees paid directly from
         your investment)                                CLASS A          CLASS B        CLASS C
         -------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of offering price)               5.50              None           None

         Maximum Deferred Sales Charge
         (Load) (as a percentage of original
         purchase price or redemption
         proceeds, whichever is less)                      None(1,2)         5.00%          1.00%

         Redemption/Exchange Fee
         (as a percentage of amount
         redeemed/exchanged)                               2.00%(3)          2.00%(3)       2.00%(3)
         -------------------------------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES(4)

         -------------------------------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                 CLASS A       CLASS B             CLASS C
         -------------------------------------------------------------------------------------------
         Management Fees                                   0.95%             0.95%             0.95%
         Distribution and/or Service (12b-1) Fees(5)       0.25              1.00              1.00
          Other Expenses                                    0.55              0.55              0.55
         Total Annual Fund Operating Expenses              1.75              2.50              2.50
         Fee Waivers(6)                                    0.01              0.01              0.01
         Net Annual Fund Operating Expenses(7,8)           1.74              2.49              2.49
         -------------------------------------------------------------------------------------------

1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information-- Redeeming Shares--Redemption/Exchange Fees" for more information.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Wavier reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

7 The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.65% and 2.65% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees;
         (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

8 At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
         Note 6 above and net of this arrangement were 1.72%, 2.47% and 2.47% for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR        3 YEARS      5 YEARS      10 YEARS
               ----------------------------------------------------------------
               Class A       $   717      $   1,068    $   1,442      $   2,495
               Class B           752          1,076        1,526          2,647
               Class C           352            776        1,326          2,832
               ----------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR        3 YEARS      5 YEARS      10 YEARS
               ----------------------------------------------------------------
               Class A       $   717      $   1,068    $   1,442      $   2,495
               Class B           252            776        1,326          2,647
               Class C           252            776        1,326          2,832
               ----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO
1.74%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.26%       6.63%      10.10%      13.69%      17.40%      21.23%      25.18%      29.26%      33.47%     37.82%
End of Year
  Balance     $10,326.00  $10,662.63  $11,010.23  $11,369.16  $11,739.80  $12,122.51  $12,517.71  $12,925.79  $13,347.17 $13,782.28
Estimated
  Annual
  Expenses    $   176.84  $   182.60  $   188.55  $   194.70  $   201.05  $   207.60  $   214.37  $   221.36  $   228.57 $   236.03
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO
2.49%        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            2.51%       5.08%       7.72%      10.42%      13.20%      16.04%      18.95%      21.94%      25.91%     30.02%
End of Year
  Balance     $10,251.00  $10,508.30  $10,772.06  $11,042.44  $11,319.60  $11,603.72  $11,894.98  $12,193.54  $12,591.05 $13,001.52
Estimated
  Annual
  Expenses    $   252.12  $   258.45  $   264.94  $   271.59  $   278.41  $   285.40  $   292.56  $  299.90   $   215.63 $   222.66
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO
2.49%            YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            2.51%       5.08%       7.72%      10.42%      13.20%      16.04%      18.95%      21.94%      25.00%     28.13%
End of Year
  Balance     $10,251.00  $10,508.30  $10,772.06  $11,042.44  $11,319.60  $11,603.72  $11,894.98  $12,193.54  $12,499.60 $12,813.34
Estimated
  Annual
  Expenses    $   252.12  $   258.45  $   264.94  $   271.59  $   278.41  $   285.40  $   292.56  $   299.90  $   307.43 $   315.15"
-----------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

            AIM MID CAP BASIC VALUE FUND - CLASS A, B, C AND R SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDERS FEES
--------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A         CLASS B        CLASS C         CLASS R
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)             5.50%            None           None            None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                    None(1),(2)      5.00%          1.00%           None(3)
--------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                CLASS A          CLASS B        CLASS C       CLASS R
--------------------------------------------------------------------------------------------------------
Management Fees                                   0.80              0.80          0.80          0.80
Distribution and/or Service (12b-1) Fees(5)       0.25              1.00          1.00          0.50
Other Expenses(6)                                 0.54              0.54          0.54          0.54
Total Annual Fund Operating Expenses              1.59              2.34          2.34          1.84
Fee Waivers(7)                                    0.05              0.05          0.05          0.05
Net Annual Fund Operating Expenses(8),(9)         1.54              2.29          2.29          1.79
--------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other expenses for Class R shares are based on estimated amounts for the current fiscal year.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management
         Advisor--Compensation" following).

(8) The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Class A, Class B, Class C and Class R share to 1.70%, 2.45%, 2.45% and 1.95% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii)dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees.

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 7 above and net of this arrangement were 1.52%, 2.27%, 2.27% and 1.77% for Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR       3 YEARS     5 YEARS     10 YEARS
                             ------------------------------------------------------------
                             Class A       $   698     $   1,010   $   1,343    $   2,313
                             Class B           732         1,015       1,425        2,467
                             Class C           332           715       1,225        2,654
                             Class R           182           563         970        2,136
                             ------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                          1 YEAR       3 YEARS      5 YEARS     10 YEARS
                             ------------------------------------------------------------
                             Class A      $   698     $   1,010    $   1,343   $   2,313
                             Class B          232           715        1,225       2,467
                             Class C          232           715        1,225       2,654
                             Class R          182           563          970       2,136
                             ------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.54%      YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.46%       7.04%      10.74%      14.58%      18.54%      22.64%      26.88%      31.27%      35.82%     40.52%
End of Year
Balance       $10,346.00  $10,703.97  $11,074.33  $11,457.50  $11,853.93  $12,264.08  $12,688.41  $13,127.43  $13,581.64 $14,051.57
Estimated
Annual
Expenses      $   156.66  $   162.08  $   167.69  $   173.50  $   179.50  $   185.71  $   192.13  $   198.78  $   205.66 $   212.78
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B-
ANNUAL
EXPENSE
RATIO 2.29%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            2.71%       5.49%       8.35%      11.29%      14.30%      17.40%      20.58%      23.85%      28.14%     32.57%
End of Year
Balance       $10,271.00  $10,549.34  $10,835.23  $11,128.87  $11,430.46  $11,740.22  $12,058.38  $12,385.17  $12,813.69 $13,257.05
Estimated
Annual
Expenses      $   232.10  $   238.39  $   244.85  $   251.49  $   258.30  $   265.30  $   272.49  $   279.88  $   194.03 $   200.74
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C-
ANNUAL
EXPENSE
RATIO 2.29%      YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8       YEAR 9   YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            2.71%       5.49%       8.35%      11.29%      14.30%      17.40%      20.58%      23.85%      27.21%     30.66%
End of Year
Balance       $10,271.00  $10,549.34  $10,835.23  $11,128.87  $11,430.46  $11,740.22  $12,058.38  $12,385.17  $12,720.80 $13,065.54
Estimated
Annual
Expenses      $   232.10   $  238.39  $   244.85  $   251.49  $   258.30  $   265.30  $   272.49  $   279.88  $   287.46 $   295.25
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R
ANNUAL
EXPENSE
RATIO
1.79%            YEAR 1       YEAR 2       YEAR 3      YEAR 4     YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.21%       6.52%       9.94%      13.47%      17.11%      20.87%      24.75%      28.76%      32.89%     37.16%
End of Year
Balance       $10,321.00  $10,652.30  $10,994.24  $11,347.16  $11,711.40  $12,087.34  $12,475.34  $12,875.80  $13,289.11 $13,715.69
Estimated
Annual
Expenses      $   181.87  $   187.71  $   193.74  $   199.96  $   206.37  $   213.00  $   219.84  $   226.89  $   234.18 $   241.69"
-----------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM PREMIER EQUITY FUND - CLASS A, B, C AND R SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDERS FEES
---------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A        CLASS B         CLASS C           CLASS R
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)             5.50%            None           None              None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                    None(1)(2)       5.00%           1.00%            None(3)
---------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   CLASS A       CLASS B         CLASS C         CLASS R
---------------------------------------------------------------------------------------------------------
Management Fees                                      0.63%           0.63%          0.63%          0.63%
Distribution and/or Service (12b-1) Fees             0.25            1.00           1.00           0.50
Other Expenses                                       0.40            0.40           0.40           0.40
Total Annual Fund Operating Expenses                 1.28            2.03           2.03           1.53
Fee Waivers(5)(6)                                    0.05            0.05           0.05           0.05
Net Annual Fund Operating Expenses(7)                1.23            1.98           1.98           1.48
---------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(6) Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive an additional 0.02% of its Management Fees.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5, Note 6 and Note 7 above and net of this arrangement were 1.21%, 1.96%, 1.96% and 1.46% for Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
                   ----------------------------------------------------------------
                   Class A       $   668       $  923      $   1,197      $   1,995
                   Class B           701          926          1,276          2,150
                   Class C           301          626          1,076          2,343
                   Class R           151          472            817          1,808
                   ----------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

                                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
                   ----------------------------------------------------------------
                   Class A       $   668       $  923      $   1,197      $   1,995
                   Class B           201          626          1,076          2,150
                   Class C           201          626          1,076          2,343
                   Class R           151          472            817          1,808
                   ----------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.23%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8       YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses            3.77%       7.68%      11.74%      15.95%      20.33%      24.86%      29.57%      34.45%      39.52%     44.78%
End of Year
Balance       $10,377.00  $10,768.21  $11,174.17  $11,595.44  $12,032.59  $12,486.22  $12,956.95  $13,445.42  $13,952.32 $14,478.32
Estimated
Annual
Expenses      $   125.32  $   130.04  $   134.95  $   140.03  $   145.31  $   150.79  $   156.48  $   162.37  $   168.50 $   174.85
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 1.98%      YEAR 1       YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.02%       6.13%      9.34%       12.64%      16.04%      19.54%      23.15%      26.87%      31.66%     36.62%
End of Year
Balance       $10,302.00  $10,613.12  $10,933.64  $11,263.83  $11,604.00  $11,954.44  $12,315.47  $12,687.39  $13,165.71 $13,662.05
Estimated
Annual
Expenses      $   200.99  $   207.06  $   213.31  $   219.75  $   226.39  $   233.23  $   240.27  $   247.53  $   159.00 $   164.99
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 1.98 %      YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.02%       6.13%       9.34%      12.64%      16.04%      19.54%      23.15%      26.87%      30.71%     34.65%
End of Year
Balance       $10,302.00  $10,613.12  $10,933.64  $11,263.83  $11,604.00  $11,954.44  $12,315.47  $12,687.39  $13,070.55 $13,465.28
Estimated
Annual
Expenses      $   200.99  $   207.06   $  213.31  $   219.75  $   226.39  $   233.23  $   240.27  $   247.53  $   255.00 $   262.70
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.48 %      YEAR 1       YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9   YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return
After
Expenses            3.52%       7.16%      10.94%      14.84%      18.88%      23.07%      27.40%      31.88%      36.53%     41.33%
End of Year
Balance       $10,352.00  $10,716.39  $11,093.61  $11,484.10  $11,888.34  $12,306.81  $12,740.01  $13,188.46  $13,652.69 $14,133.27
Estimated
Annual
Expenses      $   150.60  $   155.91  $   161.39  $   167.08  $   172.96  $   179.04  $   185.35  $   191.87  $   198.62 $  205.62"
-----------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM SELECT EQUITY FUND - CLASS A, B, AND C SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005


The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

     The fund's portfolio manager focuses on companies that: (1) have experienced above-average, long-term growth in earnings; (2) have excellent prospects for future growth; or (3) are undervalued relative to the company's assets, or the equity markets generally. The fund's portfolio manager considers whether to sell a particular security when any of these factors materially changes.

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM SMALL CAP EQUITY FUND - CLASS A, B, C AND R SHARES

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------------------
FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                 CLASS A      CLASS B     CLASS C    CLASS R
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                   5.50%         None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                None(1,2)     5.00%      1.00%      None(3)



ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------

(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)                                 CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------------------

Management Fees                                     0.85%      0.85%      0.85%       0.85%
Distribution and/or Service                         0.25       1.00       1.00        0.50
(12b-1) Fees(5)
Other Expenses                                      0.44       0.44       0.44        0.44
Total Annual Fund Operating Expenses                1.54       2.29       2.29        1.79
Fee Waiver(6)                                       0.11       0.11       0.11        0.11
Net Annual Fund Operating Expenses(7)               1.43       2.18       2.18        1.68


1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

2 If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

3 If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

4 There is no guarantee that actual expenses will be the same as those shown in the table.

5 The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

6 Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

7 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
     Note 6 above and net of this arrangement were 1.41%, 2.16%, 2.16% and 1.66% for Class A, Class B, Class C and

     Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR    3 YEARS    5 YEARS    10 YEARS
              -------  ---------  ---------    ---------
Class A       $   688  $     978  $   1,289    $   2,234
Class B           721        982      1,370        2,388
Class C           321        682      1,170        2,577
Class R           171        530        913        2,054


You would pay the following expenses if you did not redeem your shares:

               1 YEAR    3 YEARS    5 YEARS    10 YEARS
              -------  ---------  ---------    ---------
Class A       $   688  $     978  $   1,289    $   2,234
Class B           221        682      1,170        2,388
Class C           221        682      1,170        2,577
Class R           171        530        913        2,054

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A--
ANNUAL
EXPENSE
RATIO 1.43%   YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6       YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           3.57%       7.27%      11.10%      15.06%      19.17%     23.43%      27.83%      32.40%      37.12%      42.02%
End of Year
Balance      $10,357.00  $10,726.74  $11,109.69  $11,506.31  $11,917.08 $12,342.52  $12,783.15  $13,239.51  $13,712.16  $14,201.68
Estimated
Annual
Expenses     $   145.55  $   150.75  $   156.13  $   161.70  $   167.48 $   173.46  $   179.65  $   186.06  $   192.70  $   199.58
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------



CLASS B--
ANNUAL
EXPENSE
RATIO 2.18%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           2.82%       5.72%       8.70%      11.77%      14.92%     18.16%      21.49%      24.92%      29.38%      34.00%
End of Year
Balance      $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80 $11,815.87  $12,149.07  $12,491.68  $12,937.63  $13,399.50
Estimated
Annual
Expenses     $   221.07  $   227.31  $   233.72  $   240.31  $   247.09 $   254.05  $   261.22  $   268.58  $   181.82  $   188.31
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------



CLASS C--
ANNUAL
EXPENSE
RATIO 2.18%    YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           2.82%       5.72%       8.70%      11.77%      14.92%     18.16%      21.49%      24.92%      28.44%      32.06%
End of Year
Balance      $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80 $11,815.87  $12,149.07  $12,491.68  $12,843.94  $13,206.14
Estimated
Annual
Expenses     $   221.07  $   227.31  $   233.72  $   240.31  $   247.09 $   254.05  $   261.22  $   268.58  $   276.16  $   283.95
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------




CLASS R--
ANNUAL
EXPENSE
RATIO 1.68%    YEAR 1      YEAR 2      YEAR 3       YEAR 4     YEAR 5     YEAR 6      YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%     34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           3.32%       6.75%      10.29%      13.96%      17.74%     21.65%      25.69%      29.86%      34.17%      38.63%
End of Year
Balance      $10,332.00  $10,675.02  $11,029.43  $11,395.61  $11,773.94 $12,164.84  $12,568.71  $12,985.99  $13,417.13  $13,862.58
Estimated
Annual
Expenses     $   170.79  $   176.46  $   182.32  $   188.37  $   194.62 $   201.09  $   207.76  $   214.66  $   221.79    $229.15"
------------ ----------  ----------  ----------  ----------  ---------- ----------  ----------  ----------  ----------  ----------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Value Fund, AIM International Small Company Fund, AIM Mid Cap Basic Value Fund and AIM Small Cap Equity Fund.


The heading titled "INVESTMENT STRATEGIES AND RISKS - SWAP AGREEMENTS" on page 17 of the Statement of Additional Information is now titled "INVESTMENT STRATEGIES AND RISKS - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS."

The following new section is added after the information appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS" in the Statement of Additional Information:

"CREDIT DEFAULT SWAPS. AIM Balanced Fund and AIM Basic Balanced Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or on a basket of securities. AIM Balanced Fund and AIM Basic Balanced Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, AIM Balanced Fund and AIM Basic Balanced Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. AIM Balanced Fund and AIM Basic Balanced Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities

As a buyer of a CDS, AIM Balanced Fund and AIM Basic Balanced Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, AIM Balanced Fund and AIM Basic Balanced Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to AIM Balanced Fund and AIM Basic Balanced Fund. AIM Balanced Fund and AIM Basic Balanced Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, AIM Balanced Fund and AIM Basic Balanced Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

As a seller of CDS, AIM Balanced Fund and AIM Basic Balanced Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, AIM Balanced Fund and AIM Basic Balanced Fund would pay the buyer par, and, in return, AIM Balanced Fund and AIM Basic Balanced Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, AIM Balanced Fund and AIM Basic Balanced Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, AIM Balanced Fund and AIM Basic Balanced Fund receives the cash flow payment over the life of the agreement.

Risks of CDS include the risk that a counterparty may default on amounts owed to AIM Balanced Fund and AIM Basic Balanced Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

Credit Derivatives may create covered or uncovered exposure to AIM Balanced Fund and AIM Basic Balanced Fund. AIM Balanced Fund and AIM Basic Balanced Fund generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying AIM Balanced Fund's and AIM Basic Balanced Fund's economic exposure and would limit risks of leveraging. For example, AIM Balanced Fund and AIM Basic Balanced Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. AIM Balanced Fund and AIM Basic Balanced Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. AIM Balanced Fund's and AIM Basic Balanced Fund's obligation or rights will be the net amount owed to or by the counterparty. AIM Balanced Fund's and AIM Basic Balanced Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and AIM Balanced Fund and AIM Basic Balanced Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. AIM Balanced Fund and AIM Basic Balanced Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of AIM Balanced Fund's and AIM Basic Balanced Fund's net assets determined on the date the CDS is entered into.

CDS Options

AIM Balanced Fund and AIM Basic Balanced Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supercedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" of the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund      AIM Basic Value Fund
AIM Aggressive Growth Fund              AIM Blue Chip Fund
AIM Asia Pacific Growth Fund            AIM Capital Development Fund
AIM Balanced Fund                       AIM Charter Fund
AIM Basic Balanced Fund                 AIM Conservative Allocation Fund

AIM Constellation Fund               AIM Leisure Fund
AIM Core Stock Fund                  AIM Libra Fund
AIM Dent Demographic Trends Fund     AIM Mid Cap Basic Value Fund
AIM Developing Markets Fund          AIM Mid Cap Core Equity Fund
AIM Diversified Dividend Fund        AIM Mid Cap Growth Fund
AIM Dynamics Fund                    AIM Mid Cap Stock Fund
AIM Emerging Growth Fund             AIM Moderate Allocation Fund
AIM Energy Fund                      AIM Moderate Growth Allocation Fund
AIM European Growth Fund             AIM Moderately Conservative Allocation Fund
AIM European Small Company Fund      AIM Multi-Sector Fund
AIM Financial Services Fund          AIM Opportunities I Fund
AIM Global Aggressive Growth Fund    AIM Opportunities II Fund
AIM Global Equity Fund               AIM Opportunities III Fund
AIM Global Growth Fund               AIM Premier Equity Fund
AIM Global Health Care Fund          AIM Real Estate Fund
AIM Global Real Estate Fund          AIM Small Cap Equity Fund
AIM Global Value Fund                AIM Small Cap Growth Fund
AIM Gold & Precious Metals Fund      AIM Small Company Growth Fund
AIM Growth Allocation Fund           AIM Technology Fund
AIM Health Sciences Fund             AIM Total Return Fund
AIM International Core Equity Fund   AIM Trimark Endeavor Fund
AIM International Growth Fund        AIM Trimark Fund
AIM International Small Company Fund AIM Trimark Small Companies Fund
AIM Large Cap Basic Value Fund       AIM Utilities Fund AIM Weingarten Fund
AIM Large Cap Growth Fund



                                                                             Dealer
                                          Investor's Sales Charge           Concession
                                       -----------------------------      --------------
                                           As a              As a              As a
                                         Percentage       Percentage        Percentage
                                       of the Public      of the Net      of the Public
  Amount of Investment in                Offering           Amount           Offering
   Single Transaction                     Price           Invested            Price
---------------------------------     ---------------  -------------      ---------------

             Less than $   25,000          5.50%             5.82%            4.75%
$ 25,000 but less than $   50,000          5.25              5.54             4.50
$ 50,000 but less than $  100,000          4.75              4.99             4.00
$100,000 but less than $  250,000          3.75              3.90             3.00
$250,000 but less than $  500,000          3.00              3.09             2.50
$500,000 but less than $1,000,000          2.00              2.04             1.60"


Effective November 1, 2005, the following information supercedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" of the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund          AIM Intermediate Government Fund
AIM High Yield Fund                     AIM Municipal Bond Fund
AIM Income Fund                         AIM Total Return Bond Fund


                                                                                 Dealer
                                           Investor's Sales Charge            Concession
                                        -----------------------------      ---------------
                                             As a              As a            As a
                                          Percentage        Percentage      Percentage
                                         of the Public      of the Net      of the Public
     Amount of Investment in               Offering           Amount          Offering
       Single Transaction                   Price           Invested           Price
---------------------------------       -------------      ----------      --------------

             Less than $   50,000          4.75%             4.99%            4.00%
$ 50,000 but less than $  100,000          4.00              4.17             3.25
$100,000 but less than $  250,000          3.75              3.90             3.00
$250,000 but less than $  500,000          2.50              2.56             2.00
$500,000 but less than $1,000,000          2.00              2.04             1.60"



The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                          INSTITUTIONAL CLASS SHARES OF

                                AIM Balanced Fund
                             AIM Basic Balanced Fund
                          AIM Mid Cap Basic Value Fund
                             AIM Premier Equity Fund
                            AIM Small Cap Equity Fund
                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005

      Supplement dated July 1, 2005 to the Prospectus dated April 29, 2005

The following is added at the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES- AIM BALANCED FUND (BALANCED)" of the prospectus:

"The fund may also invest in credit derivatives."

The following is added at the end of the second paragraph appearing under the heading "INVESTMENT OBJECTIVES AND STRATEGIES- AIM BASIC BALANCED FUND (BASIC BALANCED)" of the prospectus:

"The fund may also invest in credit derivatives."


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus"

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
----------------------------------
SMALL (FEES PAID DIRECTLY FROM YOUR                     BASIC           MID CAP        PREMIER        SMALL CAP
INVESTMENT)                              BALANCED     BALANCED        BASIC VALUE       EQUITY          EQUITY
----------------------------------       --------     --------        -----------      -------        ---------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                           None            None           None            None            None

Maximum Deferred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                        None            None           None            None            None



ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------
SMALL (EXPENSES THAT ARE DEDUCTED                       BASIC          MID CAP         PREMIER        SMALL CAP
FROM FUND ASSETS)                        BALANCED     BALANCED      BASIC VALUE        EQUITY           EQUITY
----------------------------------       --------     --------      -----------        -------        ---------
Management Fees                           0.52%          0.65%          0.80%            0.63%          0.85%
Distribution and/or Service
(12b-1) Fees                              None           None           None             None           None
Other Expenses(2)                         0.17           0.30           0.28             0.08           0.44(3)
Total Annual Fund Operating
Expenses                                  0.69           0.95           1.08             0.71           1.29
Fee Waiver                                  --           0.03(4)        0.05(4)          0.05(4,5)      0.11(4)
Net Annual Fund Operating
Expenses(6)                               0.69           0.92(7)        1.03(7)          0.66           1.18


1 There is no guarantee that actual expenses will be the same as those shown in the table.

2 Other expenses of Mid Cap Basic Value and Premier Equity are based on estimated amounts for the current fiscal year.

3 Other Expenses of Small Cap Equity are based on estimated average net assets for the current fiscal year.

4 Effective January 1, 2005 through December 31, 2009 the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation").

5 Effective July 1, 2005 through June 30, 2006, the fund's advisor has contractually agreed to waive an additional 0.02% of its Management Fees.

6 At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 4 and
     Note 5 above and Note 8 below and net of this arrangement were 0.68%, 0.90%, 1.01%, 0.64% and 1.16% for Balanced, Basic Balanced, Mid Cap Basic Value, Premier Equity and Small Cap Equity, respectively, for the year ended December 31, 2004.

7 The funds' advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Basic Balanced and Mid Cap Basic Value's Institutional Class shares to 1.15% and 1.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully above, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

If a financial institution is managing your account, you may also be charged a transaction or other fee of such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived, and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS      5 YEARS     10 YEARS
                             -------- ----------- ------------ ---------- -
Balanced                     $    70   $  221      $  384       $    859
Basic Balanced                    94      293         509          1,151
Mid Cap Basic Value              105      328         569          1,292
Premier Equity                    67      216         377            865
Small Cap Equity                 120      375         649          1,502

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.




BALANCED -
ANNUAL
EXPENSE
RATIO 0.69%     YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           4.31%       8.81%      13.50%      18.39%      23.49%      28.81%      34.36%      40.15%      46.20%      52.50%
End of Year
Balance      $10,431.00  $10,880.58  $11,349.53  $11,838.69  $12,348.94  $12,881.18  $13,436.36  $14,015.47  $14,619.53  $15,249.64
Estimated
Annual
Expenses     $    70.49  $    73.52  $    76.69  $    80.00  $    83.45  $    87.04  $    90.80  $    94.71  $    98.79  $   103.05
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



BASIC
BALANCED -
ANNUAL
EXPENSE
RATIO 0.92%    YEAR 1       YEAR 2     YEAR 3       YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           4.08%       8.33%      12.75%      17.35%      22.13%      27.12%      32.30%      37.70%      43.32%      49.17%
End of Year
Balance      $10,408.00  $10,832.65  $11,274.62  $11,734.62  $12,213.40  $12,711.70  $13,230.34  $13,770.14  $14,331.96  $14,916.70
Estimated
Annual
Expenses     $    93.88  $    97.71  $   101.69  $   105.84  $   110.16  $   114.66  $   119.33  $   124.20  $   129.27  $   134.54
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



MID CAP BASIC
VALUE -
ANNUAL
EXPENSE
RATIO 0.92%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           3.97%       8.10%      12.39%      16.85%      21.49%       3.97%       8.10%      12.39%      16.85%      21.49%
End of Year
Balance      $10,397.00  $10,809.76  $11,238.91  $11,685.09  $12,148.99  $12,631.31  $13,132.77  $13,654.14  $14,196.21  $14,759.80
Estimated
Annual
Expenses     $   105.04  $   109.21  $   113.55  $   118.06  $   122.75  $   127.62  $   132.68  $   137.95  $   143.43  $   149.12
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------



PREMIER
EQUITY -
ANNUAL
EXPENSE
RATIO 0.66%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           4.34%       8.87%      13.59%      18.52%      23.67%      29.03%      34.63%      40.48%      46.57%      52.94%
End of Year
Balance      $10,434.00  $10,886.84  $11,359.32  $11,852.32  $12,366.71  $12,903.42  $13,463.43  $14,047.75  $14,657.42  $15,293.55
Estimated
Annual
Expenses     $    67.43  $    70.36  $    73.41  $    76.60  $    79.92  $    83.39  $    87.01  $    90.79  $    94.73  $    98.84
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------




SMALL CAP
EQUITY -
ANNUAL
EXPENSE
RATIO 0.68%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7     YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return
After
Expenses           3.82%       7.79%      11.90%      16.18%      20.62%      25.22%      30.01%      34.97%      40.13%      45.48%
End of Year
Balance      $10,382.00  $10,778.59  $11,190.33  $11,617.81  $12,061.61  $12,522.36  $13,000.71  $13,497.34  $14,012.94  $14,548.23
Estimated
Annual
Expenses     $   120.25  $   124.85  $   129.62  $   134.57  $   139.71  $   145.05  $   150.59  $   156.34  $   162.31  $   168.51"
----------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005


The following information supersedes and replaces in its entirety the information appearing in the fifth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of these five Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o      retirement plans;

                  o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

                  o      proprietary asset allocation funds."

The heading titled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - SWAP AGREEMENTS" on page 15 of the Statement of Additional Information is now titled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS."

The following new section is added after the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS" in the Statement of Additional
Information:

"CREDIT DEFAULT SWAPS. AIM Balanced Fund and AIM Basic Balanced Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or on a basket of securities. AIM Balanced Fund and AIM Basic Balanced Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, AIM Balanced Fund and AIM Basic Balanced Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. AIM Balanced Fund and AIM Basic Balanced Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities

As a buyer of a CDS, AIM Balanced Fund and AIM Basic Balanced Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, AIM Balanced Fund and AIM Basic Balanced Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to AIM Balanced Fund and AIM Basic Balanced Fund. AIM Balanced Fund and AIM Basic Balanced Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, AIM Balanced Fund and AIM Basic Balanced Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

As a seller of CDS, AIM Balanced Fund and AIM Basic Balanced Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, AIM Balanced Fund and AIM Basic Balanced Fund would pay the buyer par, and, in return, AIM Balanced Fund and AIM Basic Balanced Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, AIM Balanced Fund and AIM Basic Balanced Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, AIM Balanced Fund and AIM Basic Balanced Fund receives the cash flow payment over the life of the agreement.

Risks of CDS include the risk that a counterparty may default on amounts owed to AIM Balanced Fund and AIM Basic Balanced Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

Credit Derivatives may create covered or uncovered exposure to AIM Balanced Fund and AIM Basic Balanced Fund. AIM Balanced Fund and AIM Basic Balanced Fund generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying AIM Balanced Fund's and AIM Basic Balanced Fund's economic exposure and would limit risks of leveraging. For example, AIM Balanced Fund and AIM Basic Balanced Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. AIM Balanced Fund and AIM Basic Balanced Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. AIM Balanced Fund's and AIM Basic Balanced Fund's obligation or rights will be the net amount owed to or by the counterparty. AIM Balanced Fund's and AIM Basic Balanced Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and AIM Balanced Fund and AIM Basic Balanced Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. AIM Balanced Fund and AIM Basic Balanced Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of AIM Balanced Fund's and AIM Basic Balanced Fund's net assets determined on the date the CDS is entered into.

CDS Options

AIM Balanced Fund and AIM Basic Balanced Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."


                                       2